SHARE-BASED COMPENSATION - Schedule of Non-vested RSU Activities (Details) - Restricted share units	12 Months Ended
Dec. 31, 2025 $ / shares shares
SHARE-BASED COMPENSATION
Numbers of shares, Outstanding | shares	5,377,416
Granted | shares	1,347,209
Vested | shares	(910,939)
Forfeited | shares	(554,621)
Numbers of shares, Outstanding | shares	5,259,065
Weighted average grant date fair value, Outstanding | $ / shares	$ 0.75
Weighted average grant date fair value, Granted | $ / shares	1.74
Weighted average grant date fair value, Vested | $ / shares	1.39
Weighted average grant date fair value, Forfeited | $ / shares	1.33
Weighted average grant date fair value, Outstanding | $ / shares	$ 0.83